29/+

COPPER PLACE GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9%
	APPAREL & TEXTILE PRODUCTS - 1.7%
513	LVMH Moet Hennessy Louis Vuitton S.E.	$ 408,986

	ASSET MANAGEMENT - 2.9%
882	BlackRock, Inc.	680,930

	AUTOMOTIVE - 3.7%
21,687	Cie Generale des Etablissements Michelin SCA	874,020

	BANKING - 8.4%
22,418	DBS Group Holdings Ltd.	597,134
3,798	JPMorgan Chase & Company	769,589
57,507	Mitsubishi UFJ Financial Group, Inc.	606,264
		1,972,987
	BEVERAGES – 3.9%
154,081	Ambev S.A. - ADR	342,060
9,158	Coca-Cola Company	576,313
		918,373
	BIOTECH & PHARMA - 8.6%
1,985	CSL Ltd.	369,901
5,540	Novo Nordisk A/S	747,347
15,358	Pfizer, Inc.	440,160
1,818	Roche Holding A.G.	465,467
		2,022,875
	CHEMICALS - 3.0%
4,923	Dow, Inc.	283,712
24,985	Victrex plc	410,128
		693,840
	COMMERCIAL SUPPORT SERVICES - 2.4%
12,072	Rollins, Inc.	551,570

	ELECTRIC UTILITIES - 5.5%
58,709	CLP Holdings Ltd.	464,324
35,351	National Grid PLC	397,550

COPPER PLACE GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	ELECTRIC UTILITIES - 5.5% (Continued)
5,450	NextEra Energy, Inc.	$ 436,109
		1,297,983
	ELECTRICAL EQUIPMENT - 3.8%
7,541	Kone OYJ, Class B	382,777
3,348	TE Connectivity Ltd.	501,196
		883,973
	INSTITUTIONAL FINANCIAL SERVICES - 6.6%
3,164	Deutsche Boerse A.G.	627,789
15,027	Hong Kong Exchanges & Clearing Ltd.	504,980
41,078	IG Group Holdings plc	424,051
		1,556,820
	INTERNET MEDIA & SERVICES - 4.6%
2,943	Alphabet, Inc., Class C(a)	511,964
83,412	Rightmove plc	566,817
		1,078,781
	MEDICAL EQUIPMENT & DEVICES - 3.1%
2,232	Coloplast A/S - Series B	267,815
5,580	Medtronic PLC	454,045
		721,860
	OIL & GAS PRODUCERS - 8.4%
4,624	Chevron Corporation	750,475
8,719	Rubis SCA	309,298
16,542	SHELL PLC	592,721
17,858	Woodside Energy Group Ltd.	329,098
		1,981,592
	RETAIL - CONSUMER STAPLES - 4.2%
35,933	BIM Birlesik Magazalar A/S	535,252
2,934	Target Corporation	458,173
		993,425
	RETAIL REIT - 2.1%
9,284	Realty Income Corporation	492,609

COPPER PLACE GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SELF-STORAGE REIT - 1.7%
35,659	Safestore Holdings plc	$ 409,012

	SEMICONDUCTORS - 4.3%
6,600	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	996,864

	SOFTWARE - 4.8%
2,232	Microsoft Corporation	926,570
9,699	Neste OYJ	202,703
		1,129,273
	SPECIALTY FINANCE - 1.8%
8,205	Fidelity National Financial, Inc.	413,204

	TECHNOLOGY HARDWARE - 2.3%
2,860	Apple, Inc.	549,835

	TECHNOLOGY SERVICES - 4.1%
9,219	Experian plc	423,793
1,935	Visa, Inc., Class A	527,210
		951,003
	TELECOMMUNICATIONS - 3.7%
16,681	BCE, Inc.	570,732
26,164	Telenor ASA	305,156
		875,888
	TOBACCO & CANNABIS - 2.8%
6,416	Philip Morris International, Inc.	650,454

	TRANSPORTATION & LOGISTICS - 1.5%
1,489	Union Pacific Corporation	346,669

	TOTAL COMMON STOCKS (Cost $21,580,062)	23,452,826

COPPER PLACE GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT(a) — 0.1%
	ELECTRIC UTILITIES - 0.1%
10,310	National Grid plc	6/14/2024	$8.21	$ 25,760

	TOTAL RIGHT (Cost $30,489)			25,760

	TOTAL INVESTMENTS - 100.0% (Cost $21,610,551)			$ 23,478,586
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%			1,013
	NET ASSETS - 100.0%			$ 23,479,599

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.